As filed with the Securities and Exchange Commission on March 16, 1999
                        Securities Act File No. 33-37458
                    Investment Company Act File No. 811-06199
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

         Pre-Effective Amendment No. ____                                  [ ]
         Post-Effective Amendment No. 36                                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

         Amendment No. 37                                                  [X]

                        (Check appropriate box or boxes.)


                         NOTTINGHAM INVESTMENT TRUST II
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)


       105 North Washington Street, Rocky Mount, North Carolina 27801-0069
       -------------------------------------------------------------------
              (Address of Principal Executive Offices)          (Zip Code)


        Registrant's Telephone Number, including Area Code (252) 972-9922
                                                           --------------


                              C. Frank Watson, III
     105 North Washington Street, P.O. Drawer 69, Rocky Mount, NC 27801-0069
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------
                                 Jane A. Kanter
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401


Approximate Date of Proposed Public Offering:  As soon  as practicable after the effective date of this filing
                                               -----------------------------

It is proposed that this filing will become effective:  (check appropriate box)

            [ ] immediately upon filing pursuant to paragraph (b)
            [ ] on (date) pursuant to paragraph (b)
            [X] 60 days after filing pursuant to paragraph (a)(1)
            [ ] on (date) pursuant to paragraph (a)(1)
            [ ] 75 days after filing pursuant to paragraph (a)(2)
            [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

                                     PART A
                                     ======

Cusip Number Class C Shares 66976M___                            [Ticker Symbol]

________________________________________________________________________________

                            WST GROWTH & INCOME FUND

                                 A series of the
                         Nottingham Investment Trust II

                                 CLASS C SHARES
________________________________________________________________________________

                                   PROSPECTUS

                                  May 17, 1999


The WST Growth & Income Fund (the "Fund") seeks total return from a combination of capital appreciation and current income. This Prospectus relates to the Class C Shares of the Fund. The Fund also offers two additional classes of shares:
Institutional Class Shares and Investor Class Shares, both of which are offered by another prospectus.


                                     Advisor
                                     -------

                 Wilbanks, Smith & Thomas Asset Management, Inc.
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                                 1-800-525-3863









The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

THE FUND.......................................................................1
--------
      Investment Objective.....................................................1
      Principal Investment Strategies..........................................1
      Principal Risks Of Investing In The Fund.................................4
      Bar Chart and Performance Table..........................................6
      Fees And Expenses Of The Fund............................................7

MANAGEMENT OF THE FUND.........................................................8
----------------------
      The Investment Advisor...................................................8
      The Administrator.......................................................10
      The Transfer Agent......................................................10
      The Distributor.........................................................10

INVESTING IN THE FUND.........................................................11
---------------------
      Minimum Investment......................................................11
      Purchase And Redemption Price...........................................11
      Purchasing Shares.......................................................12
      Redeeming Your Shares...................................................14

OTHER IMPORTANT INVESTMENT INFORMATION........................................16
--------------------------------------
      Dividends, Distributions And Taxes......................................16
      Financial Highlights....................................................17
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The WST Growth & Income Fund (the "Fund") seeks total return from a combination of capital appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its objective by investing primarily in a flexible portfolio of:

    o  equity securities
    o  fixed income securities
    o  money market instruments

The Advisor will vary the percentage of Fund assets invested in equities, fixed income securities, and money market instruments according to the Advisor's judgment of market and economic conditions, and based on the Advisor's view of which asset class can best achieve the Fund's objectives.

Equity Securities

Selection of equity securities will be based primarily on the expected capital appreciation potential. The expected income potential of those equity securities is of secondary importance.

The percentage invested in equity securities will generally comprise not less than 70% and not more than 90% of the portfolio.

The equity portion of the Fund's portfolio will consist generally of common stocks, convertible preferred stocks, participating preferred stocks, preferred equity redemption cumulative stocks, preferred stocks and convertible bonds traded on domestic securities exchanges or on the over-the-counter markets. Foreign equity securities will be limited to those available on domestic U.S. exchanges and denominated in U.S. dollars.

The Advisor utilizes a 'top down' approach to equity selection.

     ----------------------------------------------------------------------
                   Macroeconomic Analysis and Projected Trends

                    Research consisting of four primary areas
                 (market interest rates, Federal Reserve policy,
                        inflation, and economic growth,
                as typically measured by gross domestic product)
     ----------------------------------------------------------------------

            --------------------------------------------------------
                                 Sector Analysis

            Research and analysis of sectors within the Russell 1000
            --------------------------------------------------------

                     ---------------------------------------
                                Industry Analysis

                         Industry analysis of companies
                               within each sector
                     ---------------------------------------


From an initial research universe of approximately 5,400 companies, a "screen" is performed to identify securities with a projected earnings per share growth rate of 12% or more, market capitalization of not less than $750 million, price earnings' ratios within appropriate relative ranges compared to comparable sector and industry companies, and a projection of increasing earnings estimates.

At this point, the Advisor utilizes a philosophy known as "GARP," growth at reasonable price, as its underlying equity investment selection philosophy. The screens, referred to in the paragraph above, result in a universe of approximately 400 companies, which then receive active research by the Advisor's Investment Committee. From this universe of 400 companies the Advisor reduces the equity universe to approximately 75 companies which, depending upon the then current price in the equities markets for that company, are eligible for purchase by in the Fund.

The Advisor will base security selection on the following factors:

   o   financial history of the company
   o   consistency of earnings
   o   return on equity
   o   cash flow
   o   strength of management
   o   ratios  such  as  price/earnings,  price/book  value,  price/sales,   and
       price/cash flow
   o   historical valuations and future prospects of the company

Depending upon the timing of cash flows into the Fund and the relative attractiveness of each company as that attractiveness may vary (given daily fluctuations in market prices), a portfolio of 25-45 companies will generally be included in the Fund's portfolio at any given point in time.

The Advisor performs rigorous research on individual companies in the final equity universe through direct contact with senior management in addition to Wall Street research analysis. The Advisor's research analysts construct financial models based upon the data gathered from various sources, to assist in each securities' qualification under the Advisor's security selection criteria.

While portfolio securities are generally acquired for the long term, they may be sold under some of the following circumstances when the Advisor believes that:

   o the anticipated price appreciation has been achieved or is no longer probable;
   o   alternative investments offer superior total return prospects; or
   o   fundamentals change adversely.


Fixed Income Securities

Selection of fixed income securities will be primarily for income. The capital appreciation potential of those fixed income securities is of secondary importance.

The percentage invested in fixed income securities and money market instruments, in the aggregate, will generally comprise not less than 10% and not more than 30% of the portfolio.

The Advisor is considered a "core" bond manager, allocating approximately 50% of the fixed income portion of the Fund to duration strategies using U.S. Treasury securities. The remaining 50% of fixed income securities are selected based upon investment analysis by the Advisor, attempting to identify securities that are undervalued. Fixed income securities are identified as undervalued in circumstances, for instance, where the Advisor believes the credit rating of the company is subject to an increase, which has the potential to reduce the price spread to a comparable maturity U.S. Treasury security, and in turn increase in price. Fixed income securities may also be identified as undervalued if the spread for a particular security is too large relative to similar fixed income securities within similar maturities and similar credit quality.

The strategy of attempting to identify undervalued fixed income securities may result, if successful, in a larger component of total return being the result of capital gains than may be typical for fixed income investment strategies.

The Fund may invest in fixed income securities that may be rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Groups ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch") or which, if unrated, are of comparable quality as determined by the Advisor (so-called "junk bonds"). The Fund will not invest more than 50% of the total fixed income portion of its portfolio (and not more that 15% of the Fund's total assets) in junk bonds. The Fund will not invest in junk bonds rated lower than Caa by Moody's or CCC by Standard & Poor's or Fitch or equivalent unrated securities.

Money Market Instruments

Money market instruments will typically represent a portion of the Fund's portfolio as a method to: (1) temporarily invest monies received by the Fund prior to investing in equity or fixed income securities; (2) accumulate cash for anticipated purchases of portfolio securities; and (3) provide for shareholder redemptions and the payment of operating expenses of the Fund.

Under certain conditions, the Advisor may choose to temporarily invest up to 100% of the Fund's assets in cash and cash equivalents, investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments as a temporary defensive position, when the Advisor determines that market conditions warrant such investments. When the Fund invests in these investments as a temporary defensive measure, it is not pursuing its stated investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

o    Year  2000  Risk:   Like  other  mutual   funds,   financial  and  business
     organizations and individuals around the world, the Trust and the Fund could be adversely affected if the computer systems used by the Advisor, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Trust and the Fund are computer reliant. The Advisor, administrator, transfer agent, distributor and custodian have informed the Trust that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems and the interfaces between their respective computer systems. The Trust and the Fund are also taking measures to obtain assurances from necessary persons that comparable steps are being taken by the key service providers to the Advisor, administrator, transfer agent, distributor, and custodian. There can be no assurance that the Trust and the Fund's key service providers will be year 2000 compliant. If not adequately addressed, the Year 2000 Problem could result in the inability of the Trust and the Fund to perform its mission critical functions, including trading and settling trades of the Fund's securities, pricing of portfolio securities and processing shareholder transactions, and the net asset value of the Fund's shares may be materially affected.

     In addition, because the Year 2000 Problem affects virtually all issuers in which the Fund may invest also could be adversely impacted by the Year 2000 Problem. For example, issuers may incur substantial costs to address the Year 2000 Problem. The extent of such impact cannot be predicted and there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by the Fund.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. Credit risk is particularly significant to the Fund when investing a portion of its assets in "junk bonds" or lower-rated securities.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of fixed income securities to decrease, and vice versa. There is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on the Fund holding a significant portion of its assets in fixed income securities with long term maturities.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated BBB by Standard & Poor's or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative.

o Junk Bonds or Lower rated Securities Risk: Fixed income secretaries rated below BBB and Baa by S&P or Moody's, respectively, are speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rate fixed-income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These fixed income securities are considered "below investment grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.

BAR CHART AND PERMORMANCE TABLE^*

The bar chart and table shown below provide an indication of the risks of investing in the WST Growth & Income Fund by showing (on a calendar year basis) changes in the Fund's average annual total returns during the last calendar year and since the Fund's inception and by showing (on a calendar year basis) how the Fund's average annual returns compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. The bar chart is based on the performance of the Institutional Class Shares whose fees and expenses are the same as the Class C Shares except that the Class C Shares pay a 12b-1 fee of 0.75%.

[Bar Chart Presented Here]:

                           Calendar Year Returns
                         Institutional Class Shares
                         --------------------------

                              1998      19.89%


o During the 1-year period shown in the bar chart, the highest return for a quarter was 23.49% (calendar quarter ended December 31, 1998).
o During the 1-year period shown in the bar chart, the lowest return for a quarter was -12.98% (calendar quarter ended September 30, 1998).


---------------------------------------- ---------------- -----------------
Average Annual Total Returns                  Past 1            Since
Period ended December 31, 1998                 Year          Inception^**
---------------------------------------- ---------------- -----------------
WST Growth & Income Fund                      19.89%            17.44%
---------------------------------------- ---------------- -----------------
S&P 500 Total Return Index^***                28.58%            25.03%
---------------------------------------- ---------------- -----------------

* The returns shown in the bar chart and the table are for the Institutional Class Shares which are not offered by this Prospectus. Class C Shares may have annual returns that are substantially similar to the Institutional Class Shares because each Class of Shares are invested in the same portfolio of securities. The annual returns of the Class C Shares, as compared to the Institutional Class Shares, will differ from those of the Institutioanl Class Shares because the Class C Shares are subject to a 12b-1 fee of 0.75%.
**    The Fund commenced operations on September 30, 1997.
*** The S&P 500 Total Return Index is the Standard & Poor's Composite Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------- --------------
            Shareholder Fees for Class C Shares

--------------------------------------------------------------- --------------
Maximum sales charge (load) imposed on purchases                     None
 (as a percentage of offering price)
--------------------------------------------------------------- --------------
Maximum deferred sales charge (load)                                 None
--------------------------------------------------------------- --------------
Maximum imposed sales charge (load) on reinvested dividends          None
--------------------------------------------------------------- --------------
Redemption fee                                                       None
--------------------------------------------------------------- --------------
Exchange fee                                                         None
--------------------------------------------------------------- --------------



   ---------------------------------------------------------------------------
             Annual Fund Operating Expenses For Class C Shares
             (expenses that are deducted from Fund assets)
             ---------------------------------------------
     Management Fees                                                  0.75%
     Distribution and/or Service (12b-1) Fees                         0.75%
     Other Expenses                                                   2.38%^1
                                                                      -----
          Total Annual Fund Operating Expenses                        3.88%
          Fee Waiver and/or Expense Reimbursement                    (1.38)%
                                                                      -----
          Net Expenses                                                2.50%
                                                                      =====
   ---------------------------------------------------------------------------

  1. Because the Class C Shares have only been offered since May 17, 1999, "Other Expenses" and "Total Annual Operating Expenses" are based on amounts estimated for the current fiscal year. The Advisor has entered into an Expense Limitation Agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.75% of the average daily net asset each Class of Shares. See "Expense Limitation Agreement" for more detailed information.

Example: This Example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, it should help you compare the costs of investing in the Fund versus other funds. The Example assumes the following conditions:

(1)  You invest $10,000 in the Fund for the periods shown;
(2)  You reinvest all dividends and distributions;
(3)  You redeem all of your shares at the end of those periods;
(4)  You earn a 5% total return; and
(5)  The Fund's expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above as well as those upon redemption.

---------------------------- ------------ ------------ ------------ ------------
                                1 Year       3 Years      5 Years     10 Years
---------------------------- ------------ ------------ ------------ ------------
       Class C Shares            $253         $779        $1,331       $2,836
---------------------------- ------------ ------------ ------------ ------------


                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

Subject to the authority of the Board of Trustees, Wilbanks, Smith & Thomas Asset Management, Inc., (the "Advisor"), One Commercial Place, Suite 1450,
Norfolk, Virginia 23510, provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities pursuant to an Amended and Restated Investment Advisory Agreement with the Trust (the "Advisory Agreement").

The Advisor is registered under the Investment Advisers Act of 1940, as amended. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission ("SEC"). The Advisor was established as a Virginia corporation in 1990, and is controlled by: Wayne F. Wilbanks CFA, L. Norfleet Smith, Jr. and Norwood A. Thomas, Jr.

The Advisor currently serves as investment advisor to approximately $650 million in assets. The Advisor has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation.

The Advisor supervises and implements the investment activities of the Fund, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of the Fund in selecting a broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. For further information, see "Investment Objective and Policies - Investment Transactions" in the Statement of Additional Information.

The Investment Committee of the Advisor, composed of Wayne F. Wilbanks, CFA, L. Norfleet Smith, Jr., and Norwood A. Thomas, Jr. (all control persons of the Advisor) is responsible for day-to-day management of the Fund's portfolio. Mr. Wilbanks has been with the Advisor since its formation in 1990. Messrs. Smith and Thomas have been with the Advisor since 1992. Messrs. Wilbanks and Thomas serve as executive officers of the Trust and will represent the Advisor at Board of Trustees meetings.

The Advisor's Compensation. Compensation of the Advisor with regard to the Fund, based upon the Fund's daily average net assets, is at the annual rate of 0.75% of the first $250 million of net assets and 0.65% of all assets over $250 million. Since the Fund commenced operations on September 30, 1997, through the fiscal period ending March 31, 1998, the Advisor voluntarily waived $18,741 of its advisory fee and reimbursed $5,047 of the Fund's operating expenses. As a result, the amount of compensation received by the Advisor as a percentage of assets of the Fund during the last fiscal year was .02015%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, on March 15, 1999 the Advisor entered into an expense limitation agreement with the Trust, with respect to the Fund (the "Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.75% of the average net assets of each Class of Shares.

The Fund may at a later date reimburse the Advisor the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

THE ADMINISTRATOR

The Nottingham Company, Inc. (the "Administrator") serves as the administrator and fund accounting agent for the Fund. The Administrator assists the Advisor in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Trust pursuant to a Fund Accounting and Compliance Administration Agreement

THE TRANSFER AGENT

NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. As indicated later in the section of this Prospectus, "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Trust pursuant to a Dividend Disbursing and Transfer Agent Agreement.

THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") serves as the distributor of the Fund's shares. The Distributor may sell Fund shares to or through qualified securities dealers or others.

Distribution Plan. For the Class C Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the Investment Company Act of 1940, as amended ("1940 Act"). The Distribution Plan provides that the Fund will annually pay the Distributor up to 0.75% of the average daily net assets of the Fund's Class C Shares for activities primarily intended to result in the sale of those Class C Shares or the servicing of those shares, including to compensate entities for providing distribution and shareholder servicing with respect to the Fund's Class C Shares (this compensation is commonly referred to as "12b-1 fees"). Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Other Expenses. In addition to the advisory fees and 12b-1 fees for the Class C Shares, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer and dividend dispursing agent independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of the relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Class C Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $5,000 ($2,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Gifts to Minors Act). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange ("NYSE") is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Trustees of the Trust.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after the redemption order is received. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Fund will charge a $20 fee or may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "WST Growth & Income Fund," to:

           WST Growth & Income Fund
           Class C Shares
           c/o NC Shareholder Services, LLC
           107 North Washington Street
           Post Office Box 4365
           Rocky Mount, North Carolina  27803-0365

The application must contain your social security number and Taxpayer Identification Number ("TIN"). If you have applied for a social security number or TIN at the time of completing your account application but do not have such number yet, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

           First Union National Bank of North Carolina
           Charlotte, North Carolina
           ABA # 053000219
           For the WST Growth & Income Fund - Class C Shares
           Acct. # 2000001068081
           For further credit to (shareholder's name and SS# or TIN#)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Phone (Telephone Purchase Authorization). If you have made this election on your Account Application, you may purchase additional shares by telephoning the Fund at 1-800-773-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the net asset value on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund. Investors who establish an Automatic Investment Plan may open an account with a minimum balance of $1,000. This Automatic Investment Plan must be established on your account at least fifteen (15) days prior to the intended date of your first automatic investment.

Exchange Feature. You may exchange shares of the Fund for shares any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60 days prior notice.

The Board of Trustees  reserves the right to suspend or terminate,  or amend the
terms  of,  the  exchange   privilege   upon  60  days  written  notice  to  the
shareholders.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption request should be addressed to:

                        WST Growth & Income Fund
                        Class C Shares
                        c/o NC Shareholder Services, LLC
                        107 North Washington Street
                        Post Office Box 4365
                        Rocky Mount, North Carolina  27803-0365

  Regular mail redemption request should include:

  1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

  2)     Any required signature guarantees  (see "Signature  Guarantees" below);
         and

  3)     Other supporting  legal documents,  if required in the case of estates,
         trusts,  guardianships,   custodianships,  corporations,  partnerships,
         pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. You may also redeem shares by telephone and bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

        1)  The name of the Fund and the designation of Class of Shares,
        2)  Shareholder name and account number,
        3)  Number of shares or dollar amount to be redeemed,
        4) Instructions for transmittal of redemption funds to the shareholder, and
        5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($1,000 minimum). Shares of the Fund may not be redeemed by wire on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Fund $10 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Small Accounts. All shares are purchased and redeemed in accordance with the Fund's Amended and Restated Declaration of Trust and By-Laws. The Board of Trustees reserves the right to redeem involuntarily any account having a net asset value of less than $5,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days written notice. If the shareholder brings his account net asset value up to at least $5,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors
Act) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $5,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for a Fund Share Application form.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.


FINANCIAL HIGHLIGHTS

The financial data included in the table below has been derived from audited financial statements of the WST Growth & Income Fund Institutional Class Shares for the fiscal period ended March 31, 1998. Because the Class C Shares of the WST Growth & Income Fund were not offered to the pubic until May 17, 1999, there are no financial statements for that Class. The financial data for the fiscal period ended March 31, 1998, has been audited by Deloitte & Touche LLP, independent auditors, whose report covering such period is included in the Statement of Additional Information. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may be obtained at no charge by calling the Fund.

                           INSTITUTIONAL CLASS SHARES
                 (For a Share Outstanding Throughout the Period)
------------------------------------------------------ -------------------------
                                                       Period from September 30,
                                                       1997   (commencement   of
                                                       operations) to  March 31,
                                                                 1998
------------------------------------------------------ -------------------------
Net Asset Value, Beginning of Period                           $10.02
------------------------------------------------------ -------------------------
    Income from investment operations
        Net investment loss                                      0.00
        Net realized and unrealized gain (loss)
           on investments                                        1.27
                                                                 ----
            Total from investment operations                     1.27
                                                                 ----
------------------------------------------------------ -------------------------
    Distributions to shareholders from
        Net investment income                                    0.00
                                                                 ----
------------------------------------------------------ -------------------------
Net Asset Value, End of Period                                 $11.29
                                                               ======
------------------------------------------------------ -------------------------
Total return (a)                                                12.72%
------------------------------------------------------ -------------------------
Ratios/supplemental data
------------------------------------------------------ -------------------------
    Net Assets, End of Period                                $6,376,193
                                                             ==========
------------------------------------------------------ -------------------------
    Ratio of expenses to average net assets
        Before expense reimbursements and waived fees            3.15 %(b)
        After expense reimbursements and waived fees             1.75 %(b)
------------------------------------------------------ -------------------------
    Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees           (1.31)%(b)
        After expense reimbursements and waived fees             0.09 %(b)
------------------------------------------------------ -------------------------
    Portfolio turnover rate                                     23.64 %
------------------------------------------------------ -------------------------
    Average broker commission per share (c)                    $0.0778
------------------------------------------------------ -------------------------

(a)  Total return does not reflect payment of sales load.
(b)  Annualized.
(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

                             ADDITIONAL INFORMATION

________________________________________________________________________________

                            WST GROWTH & INCOME FUND

                                 CLASS C SHARES
________________________________________________________________________________


Additional information about the Fund is available in the Fund's Statement of Additional Information. The Fund's Annual and Semi-annual Reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

These Reports and the Statement of Additional Information are available free of charge upon request by contacting us:


         By telephone:         1-800-525-3863


         By mail:              WST Growth & Income Fund
                               Class C Shares
                               c/o NC Shareholder Services, LLC
                               107 North Washington Street
                               Post Office Box 4365
                               Rocky Mount, NC  27803-0365


         By e-mail:            info@ncfunds.com


         On the Internet:      www.ncfunds.com
                               ---------------

Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet sit at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


Investment Company Act file number 811-06199

                                     PART B
                                     ======

                       STATEMENT OF ADDITIONAL INFORMATION

                            WST GROWTH & INCOME FUND

                                  May 17, 1999

                                   A Series of
                       THE NOTTINGHAM INVESTMENT TRUST II
                107 North Washington Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-525-3863



                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVE AND POLICIES............................................B-1
INVESTMENT LIMITATIONS.......................................................B-5
NET ASSET VALUE..............................................................B-7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................B-7
DESCRIPTION OF THE TRUST.....................................................B-9
ADDITIONAL INFORMATION CONCERNING TAXES.....................................B-10
MANAGEMENT OF THE FUNDS.....................................................B-11
SPECIAL SHAREHOLDER SERVICES................................................B-16
ADDITIONAL INFORMATION ON PERFORMANCE.......................................B-17
APPENDIX A..................................................................B-19
ANNUAL REPORT OF THE FUND FOR THE FISCAL PERIOD
   ENDED MARCH 31, 1998.................................................ATTACHED






This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus dated May 17, 1999, for the WST Growth & Income Fund ("Fund") relating to the Fund's Class C Shares and with the Prospectuses dated August 1, 1998 for the Fund's Institutional Class Shares and Investor Class Shares, as each Prospectus may be amended or supplemented from time to time, and is incorporated by reference in its entirety into each Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectus may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. This SAI is not a prospectus but is incorporated by reference in each Prospectus in its entirety. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Fund's investment objective and investment strategies as set forth in the Prospectus for each Class of Shares of the Fund.

Additional Information on Fund Instruments. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Fund may invest.

Investment Transactions. Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the spread or commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher spread or commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such spread or commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any spread or commissions paid by the Fund to consider whether the spread or commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Advisor exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor, if it believes it can obtain the best execution of transactions from such broker; however, at this time the Advisor has not utilized the affiliated brokerage firm's services. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the Investment Company Act of 1940, as amended
("1940 Act") acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Since the Fund commenced operation on September 30, 1997, through the fiscal period ended March 31, 1998, the Fund paid brokerage commissions of $15,215.

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resell it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to five days of the purchase.

Repurchase agreements are considered "loans" under the 1940 Act, collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days.

Description of Money Market Instruments. Money market instruments may include U.S. Government Securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. As a result, disposing of illiquid securities before maturity may be time consuming and expensive and it may be difficult or impossible for the Fund to sell illiquid investments promptly at an acceptable price. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Options Trading. The Fund may also purchase or sell certain put and call options for hedging purposes. This is a highly specialized activity that entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The obligation of the Fund to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Stock Index Options. The Fund may purchase or sell put and call stock index options for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market values of the stocks included in the index.

The Fund may purchase call and put stock index options in an attempt to either hedge against the risk of unfavorable price movements adversely affecting the value of the Fund's securities, or securities the Fund intends to buy, or otherwise in furtherance of the Fund's investment objectives. The Fund will sell (write) stock index options for hedging purposes or in order to close out positions in stock index options which the Fund has purchased.

The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indexes will be subject to the ability of the Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in the Fund's portfolio securities. Inasmuch as the Fund's portfolio securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of the Fund's put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Fund's portfolio securities that would result in a loss on both such portfolio securities and the options on stock indexes acquired by the Fund.

Lower Rated Debt Securities. The Fund may invest in debt securities which are rated Caa or higher by Moody's or CCC or higher by S&P or Fitch or equivalent unrated securities. However, the Fund may not invest more than 15% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P or Fitch or securities not rated by Moody's, S&P or Fitch which the Advisor deems to be of equivalent quality. Bonds rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing, and be in default. As a result, investment in such bonds will entail greater risks than those associated with investment in investment-grade bonds (i.e., bonds rated BBB or better by S&P or Fitch or Baa or better by Moody's).

An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on the Fund's net asset value to the extent it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisor will attempt to reduce these risks through diversification of the Fund's portfolio and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

Borrowing. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary or emergency purposes and 15% of its total assets to meet redemption requests, which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on the portfolio's net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund could be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with borrowing. The Fund will borrow only from a bank. The Fund will not make any further investments if the borrowing exceeds 5% of its total assets until such time as repayment has been made to bring the total borrowing below 5% of its total assets.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, appropriate securities in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although a fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests, in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

3. Invest 25% or more of the value of its total assets in any one industry (except that securities of the U.S. Government, its agencies, and instrumentalities are not subject to this limitation);

4. Invest for the purpose of exercising control or management of another issuer;

5.       Purchase or sell  commodities  or  commodities  contracts;  real estate
         (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

6. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

7. Participate on a joint or joint and several basis in any trading account in securities;

8. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; or

9.       Make loans of money or  securities,  except that the Fund may invest in
         repurchase  agreements,   money  market  instruments,  and  other  debt
         securities.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2. Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options (except that the Fund may engage in options transactions to the extent described in the Prospectus);

5. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year; or

6. Purchase foreign securities other than those traded on domestic U.S. exchanges and other foreign debt securities as described in the Prospectus.


                                 NET ASSET VALUE

The net asset value per share of each Class of Shares of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed. The New York Stock Exchange recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day,
Thanksgiving Day, and Christmas Day. Any other holiday recognized by the New York Stock Exchange will be considered a business holiday on which the net asset value of each Class of Shares of the Fund will not be calculated.

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that Class of shares. Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class or if the Class receives services of a different kind or to a different degree than other Classes, and the Board of Trustees approves such allocation. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

Since the Fund commenced operations on September 30, 1997, through the fiscal period ended March 31, 1998, the total expenses of the Fund, after fee waivers of $30,497 and expense reimbursements of $5,047, were $45,193.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value, plus any applicable sales charge for that Class of shares.

Capital Investment Group, Inc. ("Distributor"), receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions.

Sales Charges. The public offering price of Investor Class Shares of the Fund equals its net asset value plus a front-end sales charge.

                                                Sales                       Sales
                                              Charge As                   Charge As                  Dealers Discounts
                                              % of Net                   % of Public                   and Brokerage
       Amount of Transaction                   Amount                      Offering                 Commissions as % of
      At Public Offering Price                Invested                      Price                  Public Offering Price
      ------------------------                --------                      -----                  ---------------------
Less than $250,000                              3.93%                       3.75%                          3.65%
$250,000 but less than $500,000                 2.04%                       2.00%                          1.90%
$500,000 or more                                1.01%                       1.00%                          0.90%

At times the Distributor may reallow the entire sales charge to dealers. From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Amended and Restated Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" under the federal securities laws.

The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for its employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may only pay cash and non-cash compensation to the extent that it is permitted by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

There are no sales charges associated with the Institutional Class Shares or the Class C Shares of the Fund.

Plan Under Rule 12b-1. The Trust has adopted Plans of Distribution (each a "Plan" and collectively, the "Plans") for the Investor Class and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (see "Distribution Plan" in the Prospectus). Under the Plan, the Fund will pay 0.50% of the Investor Class Shares' average net assets annually and 0.75% of the Class C Shares' average net assets annually to finance any activity which is primarily intended to result in the sale of Investor Class Shares and Class C Shares of the Fund and the servicing of shareholder accounts, provided the Trust's Board of Trustees has approved the category of expenses for which payment is being made. Potential benefits of the Plans to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

It is anticipated that a portion of the 12b-1 fees received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing to potential investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the sale of Investor Class Shares and Class C Shares. The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Class Shares and Class C Shares.

Each Plan is known as a "compensation" plan because payments are made for services rendered to the Fund with respect to the Investor Class Shares or the Class C Shares regardless of the level of expenditures made by the Distributor. The Board of Trustees of the Trust will, however, take into account such expenditures for purposes of reviewing operations under each Plan and concerning their annual consideration of each Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Class Shares and Class C Shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Investor Class Shares and Class C Shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of the Fund's Investor Class Shares and Class C Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (e) training sales personnel regarding the Investor Class Shares and Class C Shares of the Fund; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Class Shares and Class C Shares.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms, which receive payments under the Plans.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

Each Plan and the Amended and Restated Distribution Agreement with the Distributor have been approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plans or any related agreements ("Rule 12b-1 Trustees"), by vote cast in person or at a meeting duly called for the purpose of voting on each of the Plans and the Amended and Restated Distribution Agreement. Continuation of each Plan and the Amended and Restated Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of each of the Plans is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund, and the Board of Trustees has made such a determination for the current year of operations under the Plans. Each Plan and the Amended and Restated Distribution Agreement may be terminated at any time without penalty by a majority of the Rule 12b-1 Trustees or by a majority vote of the shareholders of a particular Class of the Fund. Any material amendment, including an increase in the maximum percentage payable under a Plan, must likewise be approved by a majority vote of the outstanding voting shares of the affected Class, as well as by a majority vote of the Rule 12b-1 Trustees. Also, any other material amendment to a Plan must be approved by a majority vote of the trustees including a majority of the Rule 12b-1 Trustees. In addition, in order for each of the Plans to remain effective, the selection and nomination of the Rule 12b-1 Trustees must be effected by the Trustees who themselves are Rule 12b-1 Trustees. Persons authorized to make payments under each of the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

Since the Fund commenced operations on September 30, 1997 through the fiscal period ended March 31, 1998, the Fund expended $847 under the Plan for the Investor Class Shares. Such costs were spent primarily on compensation to sales personnel for the sale of Investor Class Shares.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "How Shares May Be Redeemed," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

                            DESCRIPTION OF THE TRUST

The Trust, which is an open-end management investment company, is an unincorporated business trust organized under Massachusetts's law on October 25, 1990. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of the following nine series: WST Growth & Income Fund managed by Wilbanks, Smith & Thomas Asset Management, Inc. of Norfolk, Virginia; Capital Value Fund managed by Capital Investment Counsel, Inc. of Raleigh, North Carolina; ZSA Asset
Allocation  Fund  managed by Zaske,  Sarafa &  Associates,  Inc. of  Birmingham,
Michigan; Investek Fixed Income Trust managed by Investek Capital Management, Inc. of Jackson, Mississippi; The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and the Brown Capital Management International Equity Fund managed by Brown Capital Management, Inc. of Baltimore, Maryland, and The CarolinasFund managed by Morehead Capital Advisors, L.L.C. of Charlotte, North Carolina. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted an Amended and Restated Rule 18f-3 Plan Multi-Class Plan which contains the general characteristics of, and conditions under which the Trust may offer, multiple Classes of Shares of each of its series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A matter affects a series or class unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this Additional Statement, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of the Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own federal, state, local, and foreign tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Code and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including the Fund, will designate any distribution of long term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each series of the Trust, including the Fund, will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.

                             MANAGEMENT OF THE FUNDS

Trustees and Officers. The Trustees and executive officers of the Trust, their addresses and ages, and their principal occupations for the last five years are as follows:


                                                     TRUSTEES

----------------------------------------------- -------------------------------- ---------------------------------------------
                                                                                 Principal Occupation(s)
Name, Age and Address                           Position                         During Past 5 Years
----------------------------------------------- -------------------------------- ---------------------------------------------
Jack E. Brinson, 65                             Trustee and Chairman             President, Brinson Investment Co.,
1105 Panola Street                                                               President, Brinson Chevrolet, Inc.,
Tarboro, North Carolina  27886                                                   Tarboro, North Carolina

----------------------------------------------- -------------------------------- ---------------------------------------------
Thomas W. Steed, 40                             Trustee                          Senior Corporate Attorney
101 Bristol Court                                                                Hardees Food Systems,
Rocky Mount, North Carolina  27802                                               Rocky Mount, North Carolina

----------------------------------------------- -------------------------------- ---------------------------------------------
J. Buckley Strandberg, 38                       Trustee                          Vice President, Standard Insurance and
Post Office Box 1375                                                             Realty, Rocky Mount, North Carolina
Rocky Mount, North Carolina  27802

----------------------------------------------- -------------------------------- ---------------------------------------------
Eddie C. Brown, 58                              Trustee*                         President, Brown Capital Management, Inc.,
809 Cathedral Street                                                             Baltimore, Maryland
Baltimore, Maryland  21201

----------------------------------------------- -------------------------------- ---------------------------------------------
Richard K. Bryant, 39                           Trustee*                         President, Capital Investment Group,
Post Office Box 32249                                                            Raleigh, North Carolina; Vice President
Raleigh, North Carolina  27622                                                   Capital Investment Counsel, Raleigh, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
______________
*Indicates  that Trustee is an "interested  person" of the Trust for purposes of the 1940 Act because of his position with one of the investment  advisors to the
Trust.

                                                     OFFICERS

----------------------------------------------- -------------------------------- ---------------------------------------------
                                                                                 Principal Occupation(s)
Name, Age and Address                           Position                         During Past 5 Years
----------------------------------------------- -------------------------------- ---------------------------------------------
Michael T. McRee, 55                            President, Investek Fixed        President, Investek Capital Management,
317 East Capitol                                Income Trust                     Inc., Jackson, Mississippi
Jackson, Mississippi  39201

----------------------------------------------- -------------------------------- ---------------------------------------------
Wayne F. Wilbanks, 38                           President, The WST Growth &      President, Wilbanks, Smith & Thomas
One Commercial Place, Suite 1150                Income Fund                      Asset Management, Inc., Norfolk, Virginia
Norfolk, Virginia  25510

----------------------------------------------- -------------------------------- ---------------------------------------------
Eddie C. Brown, 58                              President, The Brown Capital     President, Brown Capital Management, Inc.,
809 Cathedral Street                            Management Funds                 Baltimore, Maryland
Baltimore, Maryland  21201

----------------------------------------------- -------------------------------- ---------------------------------------------
Richard K. Bryant, 39                           President, Capital Value Fund;   President, Capital Investment Group,
Post Office Box 32249                           Vice President, The              Raleigh, North Carolina, Vice President,
Raleigh, North Carolina  27622                  CarolinasFund                    Capital Investment Counsel, Raleigh, North
                                                                                 Carolina

----------------------------------------------- -------------------------------- ---------------------------------------------
Arthur E. Zaske, 51                             President, The ZSA Funds         Chairman/Chief Investment Officer, Zaske,
Suite 200, 355 South Woodward Avenue                                             Sarafa, & Associates, Inc., Birmingham,
Birmingham, Michigan  48009                                                      Michigan

----------------------------------------------- -------------------------------- ---------------------------------------------
Elmer O. Edgerton, Jr., 57                      Vice President, Capital Value    President, Capital Investment Counsel
Post Office Box  32249                          Fund                             Raleigh, North Carolina; Vice President
Raleigh, North Carolina  27622                                                   Capital Investment Group, Raleigh, North
                                                                                 Carolina

----------------------------------------------- -------------------------------- ---------------------------------------------
Doug S. Folk, 38                                Vice President, Investek Fixed   Vice President, Investek Capital
317 East Capitol                                Income Trust                     Investment, Inc., Jackson, Mississippi,
Jackson, Mississippi  39201                                                      since 1996; previously, Portfolio Manager,
                                                                                 Southern Farm Bureau Life Insurance
                                                                                 Company, Jackson, Mississippi

----------------------------------------------- -------------------------------- ---------------------------------------------
R. Mark Fields, 46                              Vice President, Investek Fixed   Vice President, Investek Capital
317 East Capitol                                Income Trust                     Management, Inc., Jackson, Mississippi
Jackson, Mississippi  39201

----------------------------------------------- -------------------------------- ---------------------------------------------
John M. Friedman, 55                            Vice President, Investek Fixed   Vice President, Investek Capital
317 East Capitol                                Income Trust                     Management, Inc., Jackson, Mississippi
Jackson, Mississippi  39201

----------------------------------------------- -------------------------------- ---------------------------------------------
Keith A. Lee, 38                                Vice President, The Brown        Vice President, Brown Capital Management,
309 Cathedral Street                            Capital Management Funds         Inc., Baltimore, Maryland
Baltimore, Maryland  21201

----------------------------------------------- -------------------------------- ---------------------------------------------
Anmar K. Sarafa, 38                             Vice President, The ZSA Funds    President, Zaske, Sarafa & Associates, Inc.
Suite 200, 355 South Woodward Avenue                                             Birmingham, Michigan
Birmingham, Michigan  48009

----------------------------------------------- -------------------------------- ---------------------------------------------
C. Frank Watson, III, 28                        Secretary                        Vice President, The Nottingham Company
105 North Washington Street                                                      Rocky Mount, North Carolina
Rocky Mount, North Carolina  27802

----------------------------------------------- -------------------------------- ---------------------------------------------
Julian G. Winters, 30                           Treasurer and Assistant          Legal and Compliance Director, The
105 North Washington Street                     Secretary                        Nottingham Company, Rocky Mount, North
Rocky Mount, North Carolina                                                      Carolina, since 1996; previously Operations
                                                                                 Manager, Tar Heel Medical, Nashville, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.


                                                         Compensation Table

                                                               Pension                                            Total
                                                             Retirement                                        Compensation
                                     Aggregate                Benefits                 Estimated                 from the
                                   Compensation              Accrued As                 Annual                    Trust
      Name of Person,                from the               Part of Fund             Benefits Upon               Paid to
         Position                      Trust                  Expenses                Retirement                Trustees
         --------                      -----                  --------                ----------                --------
Eddie C. Brown
Trustee                                None                     None                     None                      None

Richard K. Bryant
Trustee                                None                     None                     None                      None

Jack E. Brinson
Trustee                               $8,500                    None                     None                     $8,500

Thomas W. Steed
Trustee                               $8,500                    None                     None                     $8,500

J. Buckley Strandberg
Trustee                               $7,600                    None                     None                     $7,600

Figures are for the fiscal year ended March 31, 1998.

Principal Holders of Voting Securities. As of February 26, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of each Class of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of a Class of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a Class of the Fund as of February 26, 1999.


Name and Address of                                        Amount and Nature of
Beneficial Owner                                           Beneficial Ownership                  Percent of Class
===================                                        ====================                  ================

                                                           INSTITUTIONAL SHARES

Koochekzadeh Partnership                                    155,664.385 shares                       18.431%
5600 Wisconsin Ave., Apt. 19C
Chevy Chase, MD  20815

Charles Schwab & Co., Inc.                                  141,263.313 shares                       16.726%
fbo Our Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104

Wheat First Securities, Inc.                                 59,822.676 shares                        7.083%
Birdsong Charitable Foundation, Inc.
Attn: George Y. Birdsong
612 Madison Ave.
Suffolk, VA  23434

Wilbanks, Smith and Thomas Asset Management, Inc.            43,069.427 shares                        5.099%
Employee Profit Sharing Plan
P.O. Box 3550
Norfolk, VA  23514-3550


                                                             INVESTOR SHARES

R. Dean Irwin Ltd. Employees Pension Plan                    10,602.116 shares                        5.564%
350 North Clark Street
Chicago, IL  60610-4796

Investment Advisor. Information about Wilbanks, Smith & Thomas Asset Management, Inc. (the "Advisor") and its duties and compensation as Advisor are contained in the Prospectus.

The Advisor will receive a monthly management fee equal to an annual rate of 0.75% of the first $250 million of the average daily net assets of the Fund and 0.65% on assets over $250 million. Since the Fund commenced on September 30 1997, through the fiscal period ended March 31, 1998, the Advisor waived $18,741 of its $19,204 advisory fee and reimbursed $5,047 of the Fund's operating expenses.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Administrator. The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Company (the "Administrator"), a North Carolina corporation, whose address is 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069.

The Administrator will perform the following services for the Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund;
(2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Compensation of the Administrator, based upon the average daily net assets of an equity or balanced fund, is at the following annual rates: 0.175% of the Fund's first $50 million, 0.150% on the next $50 million, 0.125% on the next $50 million, and 0.100% on average daily net assets over $150 million. In addition, the Administrator currently receives a monthly fee of $2,000 per Fund and $750 for each additional Class of Shares (although the fees are allocated equally as an expense to each Class) for accounting and recordkeeping services. The Administrator charges a minimum fee of $4,000 per month per Fund for all of its fees taken in the aggregate, analyzed monthly. The Administrator also charges the Trust for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $750 per month, per fund.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to an Amended and Restated Distribution Agreement approved by the Board of Trustees of the Trust.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

Either party upon 60 days prior written notice to the other party may terminate the Amended and Restated Distribution Agreement.

Since the Fund commenced operations on September 30, 1997, through the fiscal period ended March 31, 1998, the aggregate dollar amount of sales charges on the sale of Investor Class Shares of the Fund was $16,467, of which the Distributor retained sales charges of $434.

Custodian. First Union National Bank of North Carolina ("Custodian") serves as custodian for the Fund's assets. The Custodian's mailing address is Two First Union Center, Charlotte, North Carolina 28288. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Auditors. The firm of Deloitte & Touche, LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401, serves as independent auditors for the Fund, and audits the annual financial statements and prepares federal and state tax returns for the Fund.

The audited financial statements of the Fund for the fiscal year ended March 31, 1998, including the financial highlights, appearing in the Fund's Annual Report to shareholders are incorporated by reference and made a part of this document.

Legal Counsel. Dechert Price & Rhoads serves as legal counsel to the Nottingham Investment Trust II and the Fund.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $5,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-525-3863, or by writing to:

                            WST Growth & Income Fund
       [Investor Class Shares], [Class C Shares] or [Institutional Shares]
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Shares are Valued" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each Class of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of each Class of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)^n = ERV

       Where:    T =    average annual total return.
                 ERV =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
                 P =    hypothetical initial payment  of $1,000  from  which the
                        maximum sales load is deducted.
                 n =    period covered by the computation, expressed in terms of
                        years.

The Fund may also compute the aggregate total return of each Class of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The aggregate total return of the Institutional Shares of the Fund for the period from September 30, 1997 (date of initial public investment) through March 31, 1998 was 12.72%. The aggregate total return of the Investor Class Shares of the Fund for the period from October 3, 1997 (date of initial public investment) through March 31, 1998 was 10.52% without reflecting the maximum 3.75% sales load and 6.37% after reflecting such sales load.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, the Lehman Aggregate Bond Index, or a combination of such indices. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Fund may acquire from time to time fixed income securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor). Not more than 50% of the total fixed income portion of the portfolio (not more than 15% of total assets of the entire Fund) will be invested in fixed income securities that are not Investment-Grade Debt Securities. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Group ("S&P"), a division of the McGraw-Hill Companies, Inc., for bonds that are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

       BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for debt in higher rated categories.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds that are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt, which is rated Baa, is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Bonds, which are rated Ba, B, Caa, Ca or C by Moody's, are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds, which are rated B generally, lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds, which are rated Caa, are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds, which are rated Ca, represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest rating used by Moody's for short-term notes and variable rate demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

Bonds rated BB, B and CCC by Fitch are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

       F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

May 20, 1998



Dear Shareholder:

It is our pleasure to report the results of the WST Growth & Income Fund for the fiscal year ending March 31, 1998. This is the Fund's first annual report, and we hope you have received the quarterly portfolio reviews. The Fund is off to a successful start with a total return since inception of 12.72% versus the 12.58% return of the Lipper Growth & Income Fund Index. We are especially pleased with these returns as the Fund held an above average level of money market funds. The average equity exposure was approximately 80% over this period versus the index of 91%, so risk adjusted performance was quite strong.

The Fund ended the quarter with approximately $7 million in assets. Interest in the Fund has increased as word has spread regarding its availability. The Fund is designed to produce long term appreciation with lower volatility using the firm's "Growth at a Reasonable Price" investment philosophy. Security selection is driven by the firm's exhaustive research efforts which have been strengthened recently with the addition of several new analysts. Research will drive returns during the future. Intelligent decisions allow the Fund's managers to purchase great businesses and sell companies which do not meet expectations.

Wilbanks, Smith & Thomas Asset Management Inc.'s view towards the financial markets remains positive although our internal indicators suggest a market correction is possible during the next several months. Rumors of a pending Fed rate increase is the "raison du jour" for a concern, but the Fund holds a stable of great businesses bought at reasonable prices with the majority of these companies posting record profits. We remain very positive about the outlook for your holdings for the next several years.

Interest rates will follow inflation and oil prices as they have historically. Both of these indicators remain at levels which suggest that no change in Fed policy is required. We continue to focus on our research efforts and will use market weakness to add to our favorite positions.

We would like to thank our shareholders for their support and confidence in the Fund. The principals of Wilbanks, Smith & Thomas remain among the largest shareholders of the Fund, so our interests are truly aligned with yours. The firm continues to invest in both personnel and technology so that we can maintain our edge in the research process. We anticipate a gradual shift in market leadership and managers will have an opportunity to more easily outperform the indices as the market becomes more selective. Again, performance will still be driven by strong research, and we are excited about the opportunities that lay ahead.

Please visit our website at wstam.com as you are "surfing the net". We welcome your comments and suggestions.



/s/ Wayne F. Wilbanks
/s/ L. Norfleet Smith, Jr.
/s/ Norwood A. Thomas, Jr.
/s/ T. Carl Turnage
/s/ Lawrence A. Bernert, III

May 20, 1998


Dear Shareholder:

It is our pleasure to report the results of the WST Growth & Income Fund for the fiscal year ending March 31, 1998. This is the Fund's first annual report, and we hope you have received the quarterly portfolio reviews. The Fund is off to a successful start with a total return since inception of 6.37% (net after 3.75% sales charge). Without the deduction of the maximum sales load, the total return of the Fund was 10.52%. We are especially pleased with these returns as the Fund held an above average level of money market funds. The average equity exposure was approximately 80% over this period versus the index of 91%, so risk adjusted performance was quite strong.

The Fund ended the quarter with approximately $7 million in assets. Interest in the Fund has increased as word has spread regarding its availability. The Fund is designed to produce long term appreciation with lower volatility using the firm's "Growth at a Reasonable Price" investment philosophy. Security selection is driven by the firm's exhaustive research efforts which have been strengthened recently with the addition of several new analysts. Research will drive returns during the future. Intelligent decisions allow the Fund's managers to purchase great businesses and sell companies which do not meet expectations.

Wilbanks, Smith & Thomas Asset Management Inc.'s view towards the financial markets remains positive although our internal indicators suggest a market correction is possible during the next several months. Rumors of a pending Fed rate increase is the "raison du jour" for a concern, but the Fund holds a stable of great businesses bought at reasonable prices with the majority of these companies posting record profits. We remain very positive about the outlook for your holdings for the next several years.

Interest rates will follow inflation and oil prices as they have historically. Both of these indicators remain at levels which suggest that no change in Fed policy is required. We continue to focus on our research efforts and will use market weakness to add to our favorite positions.

We would like to thank our shareholders for their support and confidence in the Fund. The principals of Wilbanks, Smith & Thomas remain among the largest shareholders of the Fund, so our interests are truly aligned with yours. The firm continues to invest in both personnel and technology so that we can maintain our edge in the research process. We anticipate a gradual shift in market leadership and managers will have an opportunity to more easily outperform the indices as the market becomes more selective. Again, performance will still be driven by strong research, and we are excited about the opportunities that lay ahead.

Please visit our website at wstam.com as you are "surfing the net". We welcome your comments and suggestions.


/s/ Wayne F. Wilbanks
/s/ L. Norfleet Smith, Jr.
/s/ Norwood A. Thomas, Jr.
/s/ T. Carl Turnage
/s/ Lawrence A. Bernert, III

                            WST GROWTH & INCOME FUND
                              Institutional Shares

                    Performance Update - $25,000 Investment
            For the period from September 30, 1997 to March 31, 1998


              WST Growth &    70% S&P 500 Index
              Income Fund     20% Lehman Inter Gov/Corp Bond   Lipper Growth &
              Inst. Shares    10% Russell 2000 Index           Income Fund Index

  9/30/97     25,000          25,000                           25,000

 10/31/97     24,202          24,367                           24,170

 11/30/97     24,775          25,147                           24,844

 12/31/97     25,502          25,539                           25,264

  1/31/98     25,428          25,778                           25,312

  2/28/98     27,000          27,264                           26,899

  3/31/98     28,180          28,390                           28,145



This graph depicts the performance of the WST Growth & Income Fund Institutional Shares versus the Lipper Growth and Income Fund Index and a combined index of 70% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 10% Russell 2000 Index. It is important to note that the WST Growth & Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Cumulative Total Return

-----------------------
    Since Inception
-----------------------
         12.72%
-----------------------



The graph assumes an initial $25,000 investment at September 30, 1997. All dividends and distributions are reinvested.

At March 31, 1998, the WST Growth & Income Fund Institutional Shares would have grown to $28,180 - total investment return of 12.72% since September 30, 1997.

At March 31, 1998, a similar investment in the Lipper Growth and Income Fund Index would have grown to $28,145 - total investment return of 12.58%; a combined index of 70% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 10% Russell 2000 Index would have grown to $28,390 - total investment return of 13.56%; since September 30, 1997.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                            WST GROWTH & INCOME FUND
                                Investor Shares

                    Performance Update - $10,000 Investment
             For the period from October 3, 1997 to March 31, 1998



              WST Growth &    70% S&P 500 Index
              Income Fund     20% Lehman Inter Gov/Corp Bond   Lipper Growth &
              Inv. Shares     10% Russell 2000 Index           Income Fund Index

   10/3/97     9,625          10,000                           10,000

  10/31/97     9,153           9,610                            9,507

  11/30/97     9,370           9,916                            9,772

  12/31/97     9,636          10,070                            9,937

   1/31/98     9,607          10,164                            9,956

   2/28/98    10,193          10,748                           10,580

   3/31/98    10,637          11,191                           11,070


This graph depicts the performance of the WST Growth & Income Fund Investor Shares versus the Lipper Growth and Income Fund Index and a combined index of 70% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 10% Russell 2000 Index. It is important to note that the WST Growth & Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Cumulative Total Return

-------------------------------------------------
                              Since Inception
-------------------------------------------------
No Sales Load                     10.52%
-------------------------------------------------
Maximum 3.75% Sales Load           6.37%
-------------------------------------------------


The graph assumes an initial $10,000 investment at October 3, 1997 ($9,625 after maximum sales load of 3.75%). All dividends and distributions are reinvested.

At March 31, 1998, the WST Growth & Income Fund Investor Shares would have grown to $10,637 - total investment return of 6.37% since October 3, 1997. Without the deduction of the 3.75% maximum sales load, the WST Growth & Income Fund Investor Shares would have grown to $11,052 - total investment return of 10.52% since October 3, 1997.

At March 31, 1998, a similar investment in the Lipper Growth and Income Fund Index would have grown to $11,070 - total investment return of 10.70%; a combined index of 70% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 10% Russell 2000 Index would have grown to $11,191 - total investment return of 11.91%; since October 3, 1997.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 77.35%

       Aerospace & Defense - 4.43%
            AlliedSignal, Inc. ...................................................                    4,300               $  180,600
            The Boeing Company ...................................................                    2,600                  135,525
                                                                                                                          ----------
                                                                                                                             316,125
                                                                                                                          ----------
       Beverages - 2.99%
            PepsiCo, Inc. ........................................................                    5,000                  213,437
                                                                                                                          ----------

       Chemicals - Specialty - 1.93%
            Morton International .................................................                    4,200                  137,812
                                                                                                                          ----------

       Computers - 2.22%
            Hewlett-Packard Co. ..................................................                    2,500                  158,437
                                                                                                                          ----------

       Computer Software & Services - 0.66%
        (a) Oracle Corporation ...................................................                    1,500                   47,344
                                                                                                                          ----------

       Cosmetics & Personal Care - 2.07%
        (a) Playtex Products, Inc. ...............................................                   10,000                  147,500
                                                                                                                          ----------

       Direct Marketing - 2.53%
        (a) TeleSpectrum Worldwide Inc. ..........................................                   25,000                  181,250
                                                                                                                          ----------

       Diversified Manufacturing - 0.60%
            General Electric Company .............................................                      500                   43,000
                                                                                                                          ----------

       Electronics - Semiconductor - 2.72%
            Motorola, Inc. .......................................................                    3,200                  194,000
                                                                                                                          ----------

       Financial - Banks, Commercial - 6.42%
            NationsBank Corporation ..............................................                    2,600                  189,637
            Resource Bank ........................................................                    6,400                  268,800
                                                                                                                          ----------
                                                                                                                             458,437
                                                                                                                          ----------
       Financial - Banks, Money Center - 2.12%
            CCB Financial Corporation ............................................                    1,000                  110,625
            Chase Manhattan Corporation ..........................................                      300                   40,462
                                                                                                                          ----------
                                                                                                                             151,087
                                                                                                                          ----------
       Financial Services - 3.02%
            Equifax, Inc. ........................................................                    3,300                  120,450
            Fannie Mae ...........................................................                    1,500                   94,875
                                                                                                                          ----------
                                                                                                                             215,325
                                                                                                                          ----------
       Holding Companies - Diversified - 3.23%
            Mobil Corporation ....................................................                    1,600                  122,700
            Travelers Group, Inc. ................................................                    1,800                  108,000
                                                                                                                          ----------
                                                                                                                             230,700
                                                                                                                          ----------
       Insurance - Life & Health - 1.87%
            Jefferson-Pilot Corporation ..........................................                    1,500                  133,406
                                                                                                                          ----------
                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)


       Insurance - Multiline - 2.29%
            American International Group, Inc. ...................................                    1,300              $  163,719
                                                                                                                         -----------

       Manufactured Housing - 2.26%
            Oakwood Homes Corporation ............................................                    4,400                  161,150
                                                                                                                         -----------

       Manufacturing - Miscellaneous - 2.83%
            Tyco International Ltd. ..............................................                    3,700                  202,112
                                                                                                                         -----------

       Medical Supplies - 2.05%
            Johnson & Johnson ....................................................                    2,000                  146,125
                                                                                                                         -----------

       Multimedia - 7.31%
            The Walt Disney Company ..............................................                     1,500                 160,125
        (a) Tele-Communications, Inc. ............................................                     7,000                 217,657
            Time Warner, Inc. ....................................................                     2,000                 144,000
                                                                                                                         -----------
                                                                                                                             521,782
                                                                                                                         -----------
       Oil & Gas - Equipment & Services - 4.21%
            Baker Hughes, Incorporated ...........................................                     2,200                  88,550
            ENSCO International, Incorporated ....................................                     4,000                 111,500
            Halliburton Company ..................................................                     2,000                 100,250
                                                                                                                         -----------
                                                                                                                             300,300
                                                                                                                         -----------
       Pharmaceuticals - 5.22%
            American Home Products Corporation ...................................                     2,300                 218,788
            Merck & Co., Inc. ....................................................                     1,200                 154,050
                                                                                                                         -----------
                                                                                                                             372,838
                                                                                                                         -----------
       Retail - Specialty Line - 2.46%
            Lowe's Companies, Inc. ...............................................                     2,500                 175,469
                                                                                                                         -----------

       Telecommunications - 6.23%
        (a) 3Com Corporation .....................................................                     2,000                  71,875
        (a) LCI International, Inc. ..............................................                     4,100                 157,850
        (a) WorldCom, Inc. .......................................................                     5,000                 215,313
                                                                                                                         -----------
                                                                                                                             445,038
                                                                                                                         -----------
       Tobacco - 3.31%
            Philip Morris Companies, Inc. ........................................                     3,000                 125,063
        (a) Standard Commercial Corporation ......................................                     7,000                 111,563
                                                                                                                         -----------
                                                                                                                             236,626
                                                                                                                         -----------
       Utilities - Electric - 2.37%
        (a) CalEnergy Company, Inc. ..............................................                     6,000                 169,500
                                                                                                                         -----------

            Total Common Stocks (Cost $4,787,719) ................................                                         5,522,519
                                                                                                                         -----------



                                                                                                                         (Continued)


                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 3.92%

       Insurance - Multiline - 1.96%
            AICI CAPITAL TRUST, 9.00% ............................................                    5,500               $  140,250
                                                                                                                          ----------

       Telecommunications - 1.96%
            TCI Communications, 8.72% ............................................                    5,500                  139,563
                                                                                                                          ----------

            Total Preferred Stocks (Cost $281,974)                                                                           279,813
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Interest         Maturity
                                                                Principal           Rate             Date
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATION - 2.04%

            Macsaver Financial Services ...................     $150,000           7.875%           8/01/03                  145,500
                                                                                                                          ----------
                (Cost $145,941)

US GOVERNMENT OBLIGATION - 3.63%

            US Government National Strip ...................           400,000               0.000%      11/15/05            258,996
                                                                                                                          ----------
                (Cost $261,215)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Shares
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 7.48%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .............................                 318,762                   318,762

       Evergreen Money Market Treasury Institutional Treasury Money
            Market Fund Institutional Service Shares .............................                 215,583                   215,583
                                                                                                                          ----------
            Total Investment Companies (Cost $534,345) ...........................                                           534,345
                                                                                                                          ----------

Total Value of Investments (Cost $6,011,194 (b)) .................................                       94.42%           $6,741,173
Other Assets Less Liabilities ....................................................                        5.58%              398,206
                                                                                                        ------            ----------
       Net Assets ................................................................                      100.00%           $7,139,379
                                                                                                        ======            ==========

       (a)  Non-income producing investment.

       (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax purposes  is the same.  Unrealized  appreciation  (depreciation)  of
            investments  for  financial   reporting  and  federal  income  taxes
            purposes is as follows:

            Unrealized appreciation                                                                                      $  847,634
            Unrealized depreciation                                                                                        (117,655)
                                                                                                                         ----------

                            Net unrealized appreciation                                                                  $  729,979
                                                                                                                         ==========

See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1998



ASSETS
       Investments, at value (cost $6,011,194) ......................................................                     $6,741,173
       Cash .........................................................................................                         17,801
       Income receivable ............................................................................                          8,610
       Receivable for investments sold ..............................................................                        197,638
       Receivable for fund shares sold ..............................................................                        144,854
       Due from advisor (note 2) ....................................................................                          1,006
       Deferred organization expense (note 4) .......................................................                         37,002
       Other assets .................................................................................                          3,309
                                                                                                                          ----------

            Total assets ............................................................................                      7,151,393
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .............................................................................                         12,014
                                                                                                                          ----------

NET ASSETS                                                                                                                $7,139,379
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ..............................................................................                    $ 6,451,586
       Accumulated net realized loss on investments .................................................                       (42,186)
       Net unrealized appreciation on investments ...................................................                        729,979
                                                                                                                         -----------
                                                                                                                         $ 7,139,379
                                                                                                                         ===========

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
            ($6,376,193 / 564,801 shares outstanding) ...............................................                    $     11.29
                                                                                                                         ===========

INVESTOR CLASS
       Net asset value, redemption and offering price per share .....................................                    $     11.26
                                                                                                                         ===========
            ($763,186 / 67,770 shares outstanding)
       Maximum offering price per share (100 / 96.25% of $11.26) ....................................                    $     11.70
                                                                                                                         ===========



See accompanying notes to financial statements


                                                      WST GROWTH & INCOME FUND

                                                       STATEMENT OF OPERATIONS

                                                For the period from September 9, 1997
                                           (commencement of operations) to March 31, 1998


INVESTMENT INCOME
       Income
            Interest ...........................................................................................          $   7,087
            Dividends ..........................................................................................             39,673
                                                                                                                          ---------

                 Total income ..................................................................................             46,760
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) ..................................................................             19,204
            Fund administration fees (note 2) ..................................................................              4,481
            Distribution fees and service fees - Investor Class (note 3) .......................................                847
            Custody fees .......................................................................................              3,073
            Registration and filing administration fees (note 2) ...............................................              1,484
            Fund accounting fees (note 2) ......................................................................             17,861
            Audit fees .........................................................................................              8,552
            Legal fees .........................................................................................              3,470
            Securities pricing fees ............................................................................              1,274
            Shareholder recordkeeping fees .....................................................................              3,031
            Other fees .........................................................................................                682
            Shareholder servicing expenses .....................................................................              1,148
            Registration and filing expenses ...................................................................              6,135
            Printing expenses ..................................................................................              1,889
            Amortization of deferred organization expenses (note 4) ............................................              2,998
            Trustee fees and meeting expenses ..................................................................              2,424
            Other operating expenses ...........................................................................              2,184
                                                                                                                          ---------

                 Total expenses ................................................................................             80,737
                                                                                                                          ---------

                 Less:
                       Expense reimbursements (note 2) .........................................................             (5,047)
                       Investment advisory fees waived (note 2) ................................................            (18,741)
                       Fund administration fees waived (note 2) ................................................               (182)
                       Fund accounting fees waived (note 2) ....................................................             (9,861)
                       Shareholder recordkeeping fees waived (note 2) ..........................................             (1,031)
                       Other fees waived (note 2) ..............................................................               (682)
                                                                                                                          ---------

                 Net expenses ..................................................................................             45,193
                                                                                                                          ---------

                       Net investment income ...................................................................              1,567
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions ..........................................................            (42,186)
       Increase in unrealized appreciation on investments ......................................................            729,979
                                                                                                                          ---------

            Net realized and unrealized gain on investments ....................................................            687,793
                                                                                                                          ---------

                 Net increase in net assets resulting from operations ..........................................          $ 689,360
                                                                                                                          =========

See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                For the period from September 9, 1997
                                           (commencement of operations) to March 31, 1998



INCREASE IN NET ASSETS

     Operations
         Net investment income ............................................................................             $     1,567
         Net realized loss from investment transactions ...................................................                 (42,186)
         Increase in unrealized appreciation on investments ...............................................                 729,979
                                                                                                                        -----------

              Net increase in net assets resulting from operations ........................................                 689,360
                                                                                                                        -----------

     Distributions to shareholders from
         Net investment income - Institutional Class ......................................................                  (2,096)
         Net investment income - Investor Class ...........................................................                     (40)
                                                                                                                        -----------

              Decrease in net assets resulting from distributions .........................................                  (2,136)
                                                                                                                        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .............................               6,452,155
                                                                                                                        -----------

                   Total increase in net assets ...........................................................               7,139,379

NET ASSETS

     Beginning of period ..................................................................................                       0
                                                                                                                         -----------

     End of period ........................................................................................             $ 7,139,379
                                                                                                                        ============

                                                                                                  ----------------------------------
(a) A summary of capital share activity follows:                                                      Shares                 Value
                                                                                                  ----------------------------------
------------------------------------------------------------
                    INSTITUTIONAL CLASS
------------------------------------------------------------
Shares sold .......................................................................                   564,741           $ 5,750,088
Shares issued for reinvestment of distributions ...................................                       191                 2,096
                                                                                                  -----------           -----------
                                                                                                      564,932             5,752,184
Shares redeemed ...................................................................                      (131)               (1,395)
                                                                                                  -----------           -----------
     Net increase .................................................................                   564,801           $ 5,750,789
                                                                                                  ===========           ===========

------------------------------------------------------------
                      INVESTOR CLASS
------------------------------------------------------------
Shares sold .......................................................................                    67,766              $701,326
Shares issued for reinvestment of distributions ...................................                         4                    40
                                                                                                  -----------           -----------
                                                                                                       67,770               701,366
Shares redeemed ...................................................................                         0                     0
                                                                                                  -----------           -----------
     Net increase .................................................................                    67,770           $   701,366
                                                                                                  ===========           ===========

------------------------------------------------------------
                       FUND SUMMARY
------------------------------------------------------------
Shares sold .......................................................................                   632,507           $ 6,451,414
Shares issued for reinvestment of distributions ...................................                       195                 2,136
                                                                                                  -----------           -----------
                                                                                                      632,702             6,453,550
Shares redeemed ...................................................................                      (131)               (1,395)
                                                                                                  -----------           -----------
     Net increase .................................................................                   632,571           $ 6,452,155
                                                                                                  ===========           ===========

See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                         -----------------------       -----------------------
                                                                             INSTITUTIONAL                    INVESTOR
                                                                                 CLASS                         CLASS
                                                                         -----------------------       -----------------------

                                                                                         For the                       For the
                                                                                     period from                   period from
                                                                              September 30, 1997               October 3, 1997
                                                                         (date of initial public       (date of initial public
                                                                                  investment) to                investment) to
                                                                                        March 31,                     March 31,
                                                                                            1998                          1998
                                                                         -----------------------       -----------------------

Net asset value, beginning of period ..................................                $   10.02                     $   10.22

     Income from investment operations
        Net investment income (loss) ..................................                     0.00                         (0.01)
        Net realized and unrealized gain on investments ...............                     1.27                          1.05
                                                                         -----------------------       -----------------------
              Total from investment operations ........................                     1.27                          1.04
                                                                         -----------------------       -----------------------

     Distributions to shareholders from
        Net investment income .........................................                    (0.00)                        (0.00)
                                                                         -----------------------       -----------------------

Net asset value, end of period ........................................               $    11.29                    $    11.26
                                                                         =======================       =======================

Total return (a) ......................................................                    12.72 %                       10.52 %
                                                                         =======================       =======================

Ratios/supplemental data
     Net assets, end of period ........................................               $6,376,193                    $  763,186
                                                                         =======================       =======================

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees .................                     3.15 %(b)                     3.63 %(b)
        After expense reimbursements and waived fees ..................                     1.75 %(b)                     2.25 %(b)

     Ratio of net investment income (loss) to average net assets
        Before expense reimbursements and waived fees .................                    (1.31)%(b)                    (1.70)%(b)
        After expense reimbursements and waived fees ..................                     0.09 %(b)                    (0.31)%(b)

     Portfolio turnover rate ..........................................                    23.64 %                       23.64 %

     Average broker commission per share (c) ..........................               $   0.0778                     $  0.0778



(a) Total return does not reflect payment of a sales charge

(b)  Annualized.

(c) Represents total commission paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.




See accompanying notes to financial statements

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The WST Growth & Income Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on September 9, 1997. The investment objective of the fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares.


         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three and three-quarters percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $42,186, which expire in the year 2006. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998



         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $18,741 ($0.04 per share) and reimbursed $5,047 of the operating expenses incurred by the Fund for the period ended March 31, 1998.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998



         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $847 of such expenses under the Plan for the period ended March 31, 1998.

NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $6,507,371 and $991,675, respectively, for the period ended March 31, 1998.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of WST Growth & Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of WST Growth & Income Fund (a portfolio of The Nottingham Investment Trust II) as of March 31, 1998, and the related statements of operations and changes in net assets, for the period from September 9, 1997 (commencement of operations) to March 31, 1998 and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of March 31, 1998 by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of WST Growth & Income Fund as of March 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 24, 1998

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23.  Exhibits
          --------

(a)(1)    Amended and Restated Declaration of Trust.^9

(a)(2) Certificate of Establishment and Designation for the Brown Capital Management International Equity Fund.^15

(a)(3) Certificate of Establishment and Designation for the WST Growth & Income Fund Class C Shares.^15

(b)       Amended and Restated By-Laws.^9

(c) Certificates for shares are not issued. Articles V, VI, VIII, IX and X of the Amended and Restated Declaration of Trust, previously filed as Exhibit (a)(1) hereto, define the rights of holders of Shares.^9

(d)(1) Investment Advisory Agreement between the Nottingham Investment Trust II and Capital Investment Counsel, Inc., as Advisor to the Capital Value Fund.^1

(d)(2) Amendment to the Investment Advisory Agreement between the Nottingham Investment Trust II and Capital Investment Counsel, Inc., as Advisor to the Capital Value Fund.^10

(d)(3) Investment Advisory Agreement between the Nottingham Investment Trust II and Investek Capital Management, Inc., as Advisor to the Investek Fixed Income Trust.^2

(d)(4) Investment Advisory Agreement between the Nottingham Investment Trust II and Zaske, Sarafa, & Associates, Inc., as Advisor to the ZSA Asset Allocation Fund.^3

(d)(5) Investment Advisory Agreement between the Nottingham Investment Trust II and Zaske, Sarafa, & Associates, Inc., as Advisor to the ZSA Social Conscience Fund.^6

(d)(6) Amendment to the Investment Advisory Agreement between the Nottingham Investment Trust II and Zaske, Sarafa, & Associates, Inc., as Advisor to the ZSA Asset Allocation Fund.^9

(d)(7) Investment Advisory Agreement for the Brown Capital Management Equity Fund.^4

(d)(8)    Investment   Advisory  Agreement  for  the  Brown  Capital  Management
          Balanced Fund.^4

(d)(9) Investment Advisory Agreement for the Brown Capital Management Small Company Fund.^4

(d)(10)   Amended  and  Restated   Investment  Advisory  Agreement  between  the
          Nottingham Investment Trust II and Brown Capital Management, Inc. for the Brown Capital Management Funds.

(d)(11)   Investment Advisory Agreement for the WST Growth & Income Fund.^12

(d)(12)   Amended  and  Restated   Investment  Advisory  Agreement  between  the
          Nottingham Investment Trust II and Wilbanks, Smith & Thomas Asset Management, Inc. for the WST Growth & Income Fund.

(d)(13)   Investment Advisory Agreement between the Nottingham  Investment Trust
          II  and   Morehead   Capital   Advisor,   LLC,   as   Advisor  to  The
          CarolinasFund.^13

(d)(14) Investment Sub-Advisory Agreement between the Nottingham Investment Trust II and Capital Investment Counsel, Inc., as Sub-Advisor to The CarolinasFund.^14

(e)(1) Distribution Agreement between the Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the Capital Value Fund.^10

(e)(2) Distribution Agreement between the Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the Investek Fixed Income Trust.^11

(e)(3) Distribution Agreement between the Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the ZSA Asset Allocation Fund.^7

(e)(4) Distribution Agreement between the Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the ZSA Social Conscience Fund Fund.^6

(e)(5)    Distribution Agreement for the Brown Capital Management Equity Fund.^9

(e)(6)    Distribution  Agreement  for the  Brown  Capital  Management  Balanced
          Fund.^9

(e)(7) Distribution Agreement for the Brown Capital Management Small Company Fund.^9

(e)(8) Amended and Restated Distribution Agreement between the Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the Brown Capital Management Funds.

(e)(9)    Distribution Agreement for the WST Growth & Income Fund.^11

(e)(10) Amended and Restated Distribution Agreement between the Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the WST Growth & Income Fund.

(e)(11)   Distribution  Agreement between the Nottingham Investment Trust II and
          Capital    Investment   Group,    Inc.,   as   Distributor   for   The
          CarolinasFund.^13

(f)       Not Applicable.

(g) Custodian Agreement between the Nottingham Investment Trust II and First Union National Bank of North Carolina, as Custodian.^12

(h)(1) Fund Accounting and Compliance Administration Agreement between the Nottingham Investment Trust II and The Nottingham Company, Inc., as Administrator.^14

(h)(2) Dividend Disbursing and Transfer Agent Agreement between Capital Management Investment Trust and NC Shareholder Services, LLC, as Transfer Agent.^14

(h)(3) Expense Limitation Agreement between Nottingham Investment Trust II and Brown Capital Management, Inc.

(h)(4) Expense Limitation Agreement between Nottingham Investment Trust II and Wilbanks Smith & Thomas Asset Management, Inc.

(i)(1)    Opinion and Consent of Counsel for the CarolinasFund.^13

(i)(2) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Brown Capital Management International Equity Fund.^14

(i)(3) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the WST Growth & Income Fund's Class C Shares.

(j)       Consent of Deloitte & Touche LLP, Independent Public Accountants.

(k)       Not applicable.

(l)       Initial Capital Agreement.^1

(m)(1)    Distribution Plan under Rule 12b-1 for the Capital Value Fund.^10

(m)(2)    Distribution  Plan  under  Rule 12b-1 for the  Investek  Fixed  Income
          Trust.^11

(m)(3)    Distribution  Plan  under  Rule  12b-1  for the ZSA  Asset  Allocation
          Fund.^7

(m)(4)    Distribution  Plan  under  Rule  12b-1 for the ZSA  Social  Conscience
          Fund.^6

(m)(5) Distribution Plan under Rule 12b-1 for the Brown Capital Management Equity Fund.^9

(m)(6) Distribution Plan under Rule 12b-1 for the Brown Capital Management Balanced Fund.^9

(m)(7) Distribution Plan under Rule 12b-1 for the Brown Capital Management Small Company Fund.^9

(m)(8) Distribution Plan under Rule 12b-1 for the WST Growth & Income Fund's Investor Class Shares.^12

(m)(9) Distribution Plan under Rule 12b-1 for the WST Growth & Income Fund's Class C Shares.

(m)(10)   Distribution Plan under Rule 12b-1 for The CarolinasFund.^13

(n)       Financial Data Schedules.

(o)(1) Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940.^13

(o)(2)    Amended and Restated Rule 18f-3 Multi-Class Plan.

(p)       Copy of Power of Attorney.^6

-----------------------

1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 29, 1990 (File No. 33-37458).
2. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on September 20, 1991 (File No. 33-37458).
3. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 22, 1992 (File No. 33-37458).
4. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 27, 1992 (File No. 33-37458).
5. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 30, 1993 (File No. 33-37458).
6. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 26, 1994 (File No. 33-37458).
7. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 29, 1994 (File No. 33-37458).
8. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 7, 1994 (File No. 33-37458).
9. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on June 2, 1995 (File No. 33-37458).
10. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on August 1, 1995 (File No. 33-37458).
11. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 12, 1996 (File No. 33-37458).
12. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 24, 1997 (File No. 33-37458).
13. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 20, 1998 (File No. 33-37458).
14. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 24, 1999 (File No. 33-37458).
15.      To be filed by Amendment.

ITEM 24.  Persons Controlled by or Under Common Control with the Registrant
          -----------------------------------------------------------------

             No person is controlled by or under common control with the Registrant.


ITEM 25.  Indemnification
          ---------------

             Reference is hereby made to the following sections of the following documents filed or included by reference as exhibits hereto:

             Article V, Sections 5.1 through 5.4 of the Registrant's Declaration of Trust, Section 8(b) of the Registrant's Investment Advisory Agreements, Section 8(b) of the Registrant's Administration Agreement, and Section 6 of the Registrant's Distribution Agreements.

             The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.


ITEM 26.  Business and other Connections of the Investment Advisor
          --------------------------------------------------------

             See the Statement of Additional Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the investment advisers of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the investment advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The investment advisers currently serve as investment advisers to numerous institutional and individual clients.


ITEM 27.  Principal Underwriter
          ---------------------

       (a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, Investek Fixed Income Trust, ZSA Asset Allocation Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, WST Growth & Income Fund, Blue Ridge Total Return Fund, SCM Strategic Growth Fund, and The CarolinasFund.

       (b)

Name and Principal    Position(s) and Offices   Position(s) and Offices
Business Address      with Underwriter          with Fund
==================    =======================   =======================

Richard K. Bryant     President                 Trustee  and  officer  of Trust;
17 Glenwood Ave.                                President of Capital Value Fund;
Raleigh, NC                                     no position with other series of
                                                Trust

E.O. Edgerton, Jr.    Vice President            Vice President  of Capital Value
17 Glenwood Ave.                                Fund;  no  position  with  other
Raleigh, NC                                     series of the Trust

       (c)   Not applicable

ITEM 28.  Location of Accounts and Records
          --------------------------------

             All account books and records not normally held by First Union National Bank of North Carolina, the Custodian to the Nottingham Investment Trust II, are held by the Nottingham Investment Trust II, in the offices of The Nottingham Company, Inc., Fund Accountant and Administrator, NC Shareholder Services, LLC, Transfer Agent to the Nottingham Investment Trust II, or by each of the Advisors to the Nottingham Investment Trust II.

             The address of The Nottingham Company, Inc. is 105 North Washington Street, P.O. Drawer 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of First Union National Bank of North Carolina is Two First Union Center, Charlotte, North Carolina
             28288-1151.  The  address  of  Capital  Investment  Counsel,  Inc.,
             Advisor to the Capital Value Fund and Sub-Advisor to The CarolinasFund, is Glenwood Avenue, Raleigh, North Carolina 27622. The address of Investek Capital Management, Inc., Advisor to Investek Fixed Income Trust, is 317 East Capitol Street, Jackson, Mississippi 39207. The address of Zaske, Sarafa, & Associates, Inc., Advisor to the ZSA Asset Allocation Fund, is 355 South Woodard Avenue, Birmingham, Michigan 48009. The address of Brown Capital Management, Inc., Advisor to The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund is 809 Cathedral Street,
             Baltimore, Maryland 21201. The address of Wilbanks, Smith and Thomas Asset Management, Inc., Advisor to the WST Growth & Income Fund, is One Commercial Place, Suite 1450, Norfolk, Virginia 23510. The address of Morehead Capital Advisors LLC, Advisor to The CarolinasFund, is 1712 East Boulevard, Charlotte, North Carolina, 28203.


ITEM 29.  Management Services
          -------------------

             None.


ITEM 30.  Undertakings
          ------------

             None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Rocky Mount, and State of North Carolina on the 16th day of March, 1999.

THE NOTTINGHAM INVESTMENT TRUST II


By:  /s/ C. Frank Watson, III
    _______________________________
       C. Frank Watson, III
       Secretary

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                               *                                  Trustee
______________________________________________________________
 Jack E. Brinson                               Date


                               *                                  Trustee
_______________________________________________________________
 Eddie C. Brown                                Date


                               *                                  Trustee
_______________________________________________________________
 Richard K. Bryant                             Date


                               *                                  Trustee
_______________________________________________________________
 Thomas W. Steed, III                          Date


                               *                                  Trustee
_______________________________________________________________
 J. Buckley Strandberg                         Date


  /s/ Julian G. Winters                     March 16, 1999        Treasurer
_______________________________________________________________
 Julian G. Winters                             Date


* By:  /s/ C. Frank Watson, III                       Dated: March 16, 1999
      _________________________________________
        C. Frank Watson, III
        Attorney-in-Fact

                                INDEX TO EXHIBITS
                      (FOR POST-EFFECTIVE AMENDMENT NO. 36)
                      -------------------------------------

EXHIBIT NO.
UNDER PART C
OF FORM N-1A               NAME OF EXHIBIT
------------               ---------------
   (d)(10) Amended and Restated Investment Advisory Agreement between the Nottingham Investment Trust II and Brown Capital Management, Inc. for the Brown Capital Management Funds.

   (d)(12) Amended and Restated Investment Advisory Agreement between the Nottingham Investment Trust II and Wilbanks, Smith & Thomas Asset Management, Inc.

   (e)(8)         Amended  and  Restated  Distribution  Agreement  between   the
                  Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the Brown Capital Management Funds.

   (e)(10)        Amended  and  Restated  Distribution  Agreement  between   the
                  Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the WST Growth & Income Fund.

   (h)(3) Expense Limitation Agreement between Nottingham Investment Trust II and Brown Capital Management, Inc.

   (h)(4) Expense Limitation Agreement between Nottingham Investment Trust II and Wilbanks, Smith & Thomas Asset Management, Inc.

   (i)(3) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the WST Growth & Income Fund's Class C Shares.

   (j)            Consent   of   Deloitte  &  Touche  LLP,   Independent  Public
                  Accountants.

   (m)(9) Distribution Plan under Rule 12b-1 for the WST Growth & Income Fund's Class C Shares.

   (n)            Financial Data Schedules.

   (o)(2)         Amended and Restated Rule 18f-3 Multi-Class Plan.